CAPITAL STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
CAPITAL STOCK

NOTE I - CAPITAL STOCK

Preferred Stock

On July 18, 2010, the Board of Directors unanimously approved the designation of a series of preferred stock to be known as “Series A Convertible Preferred Stock” (hereinafter “Series A”) with a stated par value of $0.0001 per share. The designations, powers, preferences and rights, and the qualifications, limitations or restrictions hereof, in respect of the Series A shall be as hereinafter described. The holders of Series A, shall not be entitled to receive dividends, nor shall dividends be paid on common stock or any other Series of Preferred Stock while Series A shares are outstanding. The holders of Series A shall be entitled to vote on all matters submitted to a vote of the Shareholders of the Company. The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share.

At March 31, 2023 and December 31, 2022, there were 0 and 0 shares of Series A issued and outstanding, respectively.

On January 22, 2020, the Board of Directors unanimously approved the designation of a series of preferred stock to be known as “Series B Convertible Preferred Stock” (hereinafter “Series B”) with a par value of $0.0001 per share and authorization of 100,000 shares. The designations, powers, preferences and rights, and the qualifications, limitations or restrictions hereof, in respect of the Series B shall be as hereinafter described.

The holders of the Series B, shall not be entitled to receive dividends, nor shall dividends be paid on common stock or any other Series of Preferred Stock while Series B shares are outstanding. The holders of Series B shall be entitled to vote on all matters submitted to a vote of the Shareholders of the Company. The holders of the Series B shall be entitled to twenty thousand (20,000) votes per one share of Series B held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series B Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the following conversion feature: the Conversion Price for each share of Series B Preferred Stock in effect on any Conversion Date shall be (i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than Par Value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the NASD OTC Bulletin Board, as reported on Bloomberg, L.P. Any conversion shall be for a minimum Stated Value of $500.00 of Series B shares.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three months ended March 31, 2023 and 2022

(Unaudited)

NOTE I - CAPITAL STOCK (continued)

If the Corporation shall commence a voluntary case under the U.S. Federal bankruptcy laws or any other applicable bankruptcy, insolvency or similar law, or consent to the entry of an order for relief in an involuntary case under any law or to the appointment of a receiver, liquidator, assignee, custodian, trustee, sequestrator (or other similar official) of the Corporation or of any substantial part of its property, or make an assignment for the benefit of its creditors, or admit in writing its inability to pay its debts generally as they become due, or if a decree or order for relief in respect of the Corporation shall be entered by a court having jurisdiction in the premises in an involuntary case under the U.S. Federal bankruptcy laws or any other applicable bankruptcy, insolvency or similar law resulting in the appointment of a receiver, liquidator, assignee, custodian, trustee, sequestrator (or other similar official) of the Corporation or of any substantial part of its property, or ordering the winding up or liquidation of its affairs, and any such decree or order shall be unstayed and in effect for a period of sixty (60) consecutive days and, on account of any such event, the Corporation shall liquidate, dissolve or wind up, or if the Corporation shall otherwise liquidate, dissolve or wind up, including, but not limited to, the sale or transfer of all or substantially all of the Corporation’s assets in one transaction or in a series of related transactions (a “Liquidation Event”), no distribution shall be made to the holders of any shares of capital stock of the Corporation (other than Senior Securities and Pari Passu Securities) upon liquidation, dissolution or winding up unless prior thereto the Holders of shares of Series B Preferred Stock shall have received the Liquidation Preference (equal to the stated value or $1.00 per share) with respect to each share. If, upon the occurrence of a Liquidation Event, the assets and funds available for distribution among the Holders of the Series B Preferred Stock and Holders of Pari Passu Securities shall be insufficient to permit the payment to such holders of the preferential amounts payable thereon, then the entire assets and funds of the Corporation legally available for distribution to the Series B Preferred Stock and the Pari Passu Securities shall be distributed ratably among such shares in proportion to the ratio that the Liquidation Preference payable on each such share bears to the aggregate Liquidation Preference payable on all such shares.

On January 22, 2020, the Company issued 25,000 shares of Series B Preferred Stock to Bill Edmonds in satisfaction of $25,000 of the Company’s deferred compensation liability to Mr. Edmonds.

On June 3, 2020, the Company issued 6,000 shares of its Series B Convertible Preferred Stock to Bill Edmonds in satisfaction of $6,000 loans payable to Mr. Edmonds.

On November 30, 2022, the Company issued 21,000 shares of its Series B Convertible Preferred Stock to Bill Edmonds in satisfaction of $21,000 loans payable to Mr. Edmonds.

At March 31, 2023 and December 31, 2022, there were 52,000 and 52,000 shares of Series B Preferred Stock issued and outstanding, respectively.

Common Stock

Holders of the Company’s common stock are entitled to one vote for each share on all matters submitted to a stockholder vote. Holders of common stock do not have cumulative voting rights. A vote by the holders of a majority of the Company’s outstanding voting shares is required to effectuate certain fundamental corporate changes such as liquidation, merger or an amendment to the Company’s articles of incorporation.

Holders of the Company’s common stock are entitled to share in all dividends that the board of directors, in its discretion, declares from legally available funds. In the event of a liquidation, dissolution or winding up, each outstanding share entitles its holder to participate pro rata in all assets that remain after payment of liabilities and after providing for each class of stock, if any, having preference over the common stock. The Company’s common stock has no pre-emptive rights, no conversion rights and there are no redemption provisions applicable to the Company’s common stock.

On July 11, 2021, the Company’s Board unanimously approved an Amendment to our Articles of Incorporation (the “Authorized Share Amendment”) to increase the number of authorized shares of Common Stock of the Company from 250,000,000 to 500,000,000 and to increase the number of authorized shares of Preferred Stock of the Company from 2,000,000 to 5,000,000 with the Board maintaining the discretion of whether or not to implement the increase in authorized shares of Common and Preferred Stock. On July 11, 2021, the Majority Stockholders delivered an executed written consent in lieu of a special meeting (the “Stockholder Consent”) authorizing and approving the Authorized Share Amendment and the increase in authorized shares of Common and Preferred Stock.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three months ended March 31, 2023 and 2022

(Unaudited)

NOTE I - CAPITAL STOCK (continued)

On February 10, 2022, the Company’s Board unanimously approved an Amendment to our Articles of Incorporation (the “Authorized Share Amendment”) to increase the number of authorized shares of Common Stock of the Company from 500,000,000 to 1,000,000,000 with the Board maintaining the discretion of whether or not to implement the increase in authorized shares of Common and Preferred Stock. On February 10, 2022, the Majority Stockholders delivered an executed written consent in lieu of a special meeting (the “Stockholder Consent”) authorizing and approving the Authorized Share Amendment and the increase in authorized shares of Common and Preferred Stock.

On September 17, 2022, the Company’s Board unanimously approved an Amendment to our Articles of Incorporation (the “Authorized Share Amendment”) to increase the number of authorized shares of Common Stock of the Company from 1,000,000,000 to 3,000,000,000 with the Board maintaining the discretion of whether or not to implement the increase in authorized shares of Common and Preferred Stock. On September 17, 2022, the Majority Stockholders delivered an executed written consent in lieu of a special meeting (the “Stockholder Consent”) authorizing and approving the Authorized Share Amendment and the increase in authorized shares of Common and Preferred Stock.

2021 Stock Option Incentive Plan

On October 5, 2021, the Company filed a Registration Statement on Form S-8 registering 26,667 shares of common stock to be issued under the Company’s 2021 Stock Option Incentive Plan (the “2021 Plan”)(7,773 shares remaining as of March 31, 2023). To date, no warrants or options have been issued under shareholder approved plans.

Common Stock and Preferred Stock Issuances

For the three months ended March 31, 2023 and fiscal year ended December 31, 2022, the Company issued and/or sold the following securities:

Common Stock

For the three months ended March 31, 2023

On January 4, 2023, the Company issued a noteholder 57,270 shares of common stock in satisfaction of $13,530 principal. The $20,832 excess of the $34,362 fair value of the 57,270 shares over the $13,530 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2023.

On January 23, 2023, the Company issued a noteholder 59,048 shares of common stock in satisfaction of $15,500 principal. The $11,071 excess of the $26,571 fair value of the 59,048 shares over the $15,500 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2023.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three months ended March 31, 2023 and 2022

(Unaudited)

NOTE I - CAPITAL STOCK (continued)

2022

On January 3, 2022, the Company issued a noteholder 3,783 shares of common stock in satisfaction of $20,000 principal and $12,667 interest. The $24,071 excess of the $56,738 fair value of the 3,783 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended.

On January 6, 2022, the Company issued a noteholder 6,047 shares of common stock in satisfaction of $50,794 principal. The $19,048 excess of the $69,841 fair value of the 6,047 shares over the $50,794 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 10, 2022, the Company issued a noteholder 3,810 shares of common stock in satisfaction of $30,000 principal. The $14,571 excess of the $44,571 fair value of the 3,810 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 11, 2022, the Company issued a noteholder 3,810 shares of common stock in satisfaction of $30,000 principal. The $14,571 excess of the $44,571 fair value of the 3,810 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 19, 2022, the Company issued 7,333 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to Bill Edmonds for services rendered on behalf of the Company.

On January 19, 2022, the Company issued 3,333 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to David Bradford for services rendered on behalf of the Company.

On January 19, 2022, the Company issued 3,333 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to Lloyd Spencer for services rendered on behalf of the Company.

On January 19, 2022, the Company issued 667 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to an employee as per the terms of his employment agreement.

On January 20, 2022, the Company issued 1,360 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to Lloyd Spencer as per the terms of his employment agreement.

On January 20, 2022, the Company issued 1,480 shares of common stock as compensation to a Consultant.

On January 20, 2022, the Company issued a noteholder 5,333 shares of common stock in satisfaction of $25,571 principal and $12,000 interest. The $15,229 excess of the $52,800 fair value of the 5,333 shares over the $25,571 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 31, 2022, the Company issued a noteholder 4,177 shares of common stock in satisfaction of $25,000 principal. The $9,461 excess of the $34,461 fair value of the 4,177 shares over the $25,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 1, 2022, the Company issued a noteholder 5,148 shares of common stock in satisfaction of $30,000 principal. The $14,788 excess of the $44,788 fair value of the 5,148 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 2, 2022, the Company issued a noteholder 5,442 shares of common stock in satisfaction of $30,000 principal. The $10,816 excess of the $40,816 fair value of the 5,442 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 2, 2022, the Company issued a noteholder 4,535 shares of common stock in satisfaction of $25,000 principal. The $9,014 excess of the $34,014 fair value of the 4,535 shares over the $25,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 4, 2022, the Company issued a noteholder 5,870 shares of common stock in satisfaction of $74,429 principal. The $30,404 difference of the $44,025 fair value of the 5,870 shares over the $74,429 liability reduction was credited to loss on conversion of debt in the three months ended March 31, 2022.

On February 10, 2022, the Company issued a noteholder 4,404 shares of common stock in satisfaction of $20,000 principal. The $8,406 excess of the $28,406 fair value of the 4,404 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 23, 2022, the Company issued a noteholder 6,723 shares of common stock in satisfaction of $30,000 principal. The $17,395 excess of the $47,395 fair value of the 6,723 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three months ended March 31, 2023 and 2022

(Unaudited)

NOTE I - CAPITAL STOCK (continued)

On March 18, 2022, the Company issued a noteholder 8,403 shares of common stock in satisfaction of $30,000 principal. The $16,639 excess of the $46,639 fair value of the 8,403 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On March 21, 2022, the Company issued a noteholder 5,602 shares of common stock in satisfaction of $20,000 principal. The $11,933 excess of the $31,933 fair value of the 5,602 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On March 24, 2022, the Company issued a noteholder 9,524 shares of common stock in satisfaction of $34,000 principal. The $14,571 excess of the $48,571 fair value of the 9,524 shares over the $34,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On March 24, 2022, the Company issued a noteholder 6,095 shares of common stock in satisfaction of $20,000 principal. The $11,086 excess of the $31,086 fair value of the 6,095 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On April 18, 2022, the Company issued a noteholder 6,194 shares of common stock in satisfaction of $20,000 principal. The $19,024 excess of the $39,024 fair value of the 6,194 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

On April 19, 2022, the Company issued a noteholder 10,280 shares of common stock in satisfaction of $34,000 principal. The $30,762 excess of the $64,762 fair value of the 10,280 shares over the $34,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

On April 25, 2022, the Company issued a noteholder 6,047 shares of common stock in satisfaction of $20,000 principal. The $10,839 excess of the $30,839 fair value of the 6,047 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

On April 27, 2022, the Company issued a consultant 2,892 shares of common stock for services rendered. The $13,446 fair value of the 2,892 shares was charged to professional and consulting fees in the three months ended June 30, 2022.

On April 28, 2022, the Company issued a noteholder 7,377 shares of common stock in satisfaction of $24,400 principal. The $9,904 excess of the $34,304 fair value of the 7,377 shares over the $24,400 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

On April 29, 2022, the Company issued a noteholder 4,000 shares of common stock in satisfaction of $13,020 principal. The $6,180 excess of the $19,200 fair value of the 4,000 shares over the $13,020 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

On May 19, 2022, the Company issued a noteholder 4,4998 shares of common stock in satisfaction of $11,101 principal. The $6,445 excess of the $17,546 fair value of the 4,4998 shares over the $11,101 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

On August 24, 2022, the Company issued a noteholder 7,619 shares of common stock in satisfaction of $14,000 principal. The $7,714 excess of the $21,714 fair value of the 7,619 shares over the $14,000 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2022.

On August 24, 2022, the Company issued a noteholder 5,013 shares of common stock in satisfaction of $10,000 principal. The $4,286 excess of the $14,286 fair value of the 5,013 shares over the $10,000 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2022.

On August 30, 2022, the Company issued a noteholder 9,217 shares of common stock in satisfaction of $15,000 principal. The $5,737 excess of the $20,737 fair value of the 9,217 shares over the $15,000 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2022.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three months ended March 31, 2023 and 2022

(Unaudited)

NOTE I - CAPITAL STOCK (continued)

On August 31, 2022, the Company issued a noteholder 14,132 shares of common stock in satisfaction of $23,000 principal. The $8,797 excess of the $31,797 fair value of the 14,132 shares over the $23,000 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2022.

On September 1, 2022, the Company issued a noteholder 9,524 shares of common stock in satisfaction of $15,000 principal. The $6,429 excess of the $21,429 fair value of the 9,524 shares over the $15,000 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2022.

On September 16, 2022, the Company issued a noteholder 15,250 shares of common stock in satisfaction of $20,000 principal. The $12,000 excess of the $32,000 fair value of the 15,250 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2022.

On September 16, 2022, the Company issued a noteholder 17,524 shares of common stock in satisfaction of $23,000 principal. The $13,800 excess of the $36,800 fair value of the 17,524 shares over the $23,000 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2022.

On October 10, 2022, the Company issued a noteholder 19,048 shares of common stock in satisfaction of $14,000 principal. The $17,429 excess of the $31,429 fair value of the 19,048 shares over the $14,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On October 11, 2022, the Company issued a noteholder 19,048 shares of common stock in satisfaction of $15,000 principal. The $10,714 excess of the $25,714 fair value of the 19,048 shares over the $15,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On October 13, 2022, the Company issued a noteholder 21,361 shares of common stock in satisfaction of $15,700 principal. The $13,137 excess of the $28,837 fair value of the 21,361 shares over the $15,700 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On October 18, 2022, the Company issued a noteholder 22,132 shares of common stock in satisfaction of $16,267 principal. The $10,291 excess of the $26,558 fair value of the 22,132 shares over the $16,267 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On October 19, 2022, the Company issued a noteholder 23,537 shares of common stock in satisfaction of $17,300 principal. The $7,414 excess of the $24,714 fair value of the 23,537 shares over the $17,300 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On November 21, 2022, the Company issued a noteholder 44,286 shares of common stock in satisfaction of $22,200 principal. The $37,890 excess of the $60,090 fair value of the 44,286 shares over the $22,200 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On November 21, 2022, the Company issued a noteholder 41,905 shares of common stock in satisfaction of $22,000 principal. The $34,571 excess of the $56,571 fair value of the 41,905 shares over the $22,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On November 28, 2022, the Company issued a noteholder 41,905 shares of common stock in satisfaction of $9,081.05 principal. The $2,450 excess of the $11,531 fair value of the 41,905 shares over the $9,081.05 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On December 6, 2022, the Company issued a noteholder 49,873 shares of common stock in satisfaction of $15,710 principal. The $14,214 excess of the $29,924 fair value of the 49,873 shares over the $15,710 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On December 6, 2022, the Company issued a noteholder 44,286 shares of common stock in satisfaction of $18,600 principal. The $7,971 excess of the $26,571 fair value of the 44,286 shares over the $18,600 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On December 19, 2022, the Company issued a noteholder 53,968 shares of common stock in satisfaction of $17,000 principal. The $7,286 excess of the $24,286 fair value of the 53,968 shares over the $17,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On October 28, 2022, the Company issued Bill Edmonds 133,333 shares of common stock in satisfaction of $100,000 of personal loans and other compensation.

On October 28, 2022, the Company issued David Bradford 133,333 shares of common stock in satisfaction of $100,000 of personal loans and other compensation.

On October 28, 2022, the Company issued Lloyd Spencer 131,829 shares of common stock in satisfaction of $98,872 of personal loans and other compensation.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three months ended March 31, 2023 and 2022

(Unaudited)

NOTE I - CAPITAL STOCK (continued)

Preferred Stock

For the three months ended March 31, 2023

None

For the year ended December 31, 2022

On November 30, 2022, the Company issued 21,000 shares of its Series B Convertible Preferred Stock to Bill Edmonds in satisfaction of $21,000 loans payable to Mr. Edmonds.

The number of preferred shares authorized with a par value of $0.0001 per share at March 31, 2023 and December 31, 2022 is 5,000,000 and 5,000,000, respectively. At March 31, 2023 and December 31, 2022, there are 52,000 and 52,000 shares of preferred stock issued and outstanding, respectively.

Warrants and options

A summary of warrants and options activity follows:

	Shares Equivalent
	Options	Warrants	Total
Balance, December 31, 2020	-	53	53
Warrants expired on February 19, 2021	-	(20)	(20)
Warrants expired on March 16, 2021	-	(33)	(33)
Warrant issued on July 2, 2021 (i)	-	3,333	3,333
Cashless exercise of warrant on September 21, 2021(i)	-	(3,333)	(3,333)
Two warrants issued on October 14, 2021 (ii)	-	88,889	88,889
Balance, December 31, 2021	-	88,889	88,889
2022 Option/Warrant Activity	-	-	-
Balance, December 31, 2022	-	88,889	88,889
2023 Option/Warrant Activity	-	-	-
Balance, March 31, 2023	-	88,889	88,889

(i)	On July 2, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with Labrys Fund, LP (“Labrys”). As part and parcel of the foregoing transaction, Labrys was issued a warrant granting the holder the right to purchase up to 3,333 shares of the Company’s common stock at an exercise price of $30.00 for a term of 5-years. On September 21, 2021, the Company issued Labrys 3,008 shares of common stock as a cashless exercise of the warrant.

(ii)	On October 14, 2021, the Company (the “Borrower”) entered into a Note Purchase Agreement (“NPA”) with each of BHP Capital NY Inc. and Quick Capital, LLC (together, the “Investors”). As part and parcel of the foregoing transaction, each of the Investors was issued 1,533 shares of common stock as Commitment shares and a warrant (the “Warrant”) granting the holder the right to purchase up to 44,444 shares of the Company’s common stock at an exercise price of $22.50 for a term of 5-years. The Company agreed to file an initial registration statement on Form S-1 covering the maximum number of registrable securities within 14 days of the execution of the NPA. The Registration Statement on Form S-1 was filed with the Securities and Exchange Commission on October 28, 2021 and declared effective on November 10, 2021. The transaction closed on October 19, 2021.

The following table summarizes information about warrants outstanding as of March 31, 2023:

Number Outstanding
At March 31, 2023	Exercise Price	Expiration Date

88,889	$22.50	October 14, 2026
88,889

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three months ended March 31, 2023 and 2022

(Unaudited)

NOTE J - CAPITAL STOCK

Preferred Stock

On July 18, 2010, the Board of Directors unanimously approved the designation of a series of preferred stock to be known as “Series A Convertible Preferred Stock” (hereinafter “Series A”) with a stated par value of $0.0001 per share. The designations, powers, preferences and rights, and the qualifications, limitations or restrictions hereof, in respect of the Series A shall be as hereinafter described. The holders of Series A, shall not be entitled to receive dividends, nor shall dividends be paid on common stock or any other Series of Preferred Stock while Series A shares are outstanding. The holders of Series A shall be entitled to vote on all matters submitted to a vote of the Shareholders of the Company. The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share.

On June 26, 2017, the Company entered into a conversion agreement with Saint James Capital Management LLC and agreed to convert 2,000,000 shares of the Company’s Series A Preferred Stock held by Saint James into a warrant to purchase 3,333 shares of the Company’s common stock at an exercise price of $0.30 per share and a term of three years. On August 23, 2017, the Company’s Board of Directors approved a reduction of the warrant exercise price from $0.30 to $0.20 per share. These warrants expired on June 25, 2020.

At December 31, 2022 and December 31, 2021, there are 0 and 0 shares of Series A issued and outstanding, respectively.

On January 22, 2020, the Board of Directors unanimously approved the designation of a series of preferred stock to be known as “Series B Convertible Preferred Stock” (hereinafter “Series B”) with a par value of $0.0001 per share and authorization of 100,000 shares. The designations, powers, preferences and rights, and the qualifications, limitations or restrictions hereof, in respect of the Series B shall be as hereinafter described.

The holders of the Series B, shall not be entitled to receive dividends, nor shall dividends be paid on common stock or any other Series of Preferred Stock while Series B shares are outstanding. The holders of Series B shall be entitled to vote on all matters submitted to a vote of the Shareholders of the Company. The holders of the Series B shall be entitled to twenty thousand (20,000) votes per one share of Series B held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series B Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the following conversion feature: the Conversion Price for each share of Series B Preferred Stock in effect on any Conversion Date shall be (i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than Par Value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the NASD OTC Bulletin Board, as reported on Bloomberg, L.P. Any conversion shall be for a minimum Stated Value of $500.00 of Series B shares.

If the Corporation shall commence a voluntary case under the U.S. Federal bankruptcy laws or any other applicable bankruptcy, insolvency or similar law, or consent to the entry of an order for relief in an involuntary case under any law or to the appointment of a receiver, liquidator, assignee, custodian, trustee, sequestrator (or other similar official) of the Corporation or of any substantial part of its property, or make an assignment for the benefit of its creditors, or admit in writing its inability to pay its debts generally as they become due, or if a decree or order for relief in respect of the Corporation shall be entered by a court having jurisdiction in the premises in an involuntary case under the U.S. Federal bankruptcy laws or any other applicable bankruptcy, insolvency or similar law resulting in the appointment of a receiver, liquidator, assignee, custodian, trustee, sequestrator (or other similar official) of the Corporation or of any substantial part of its property, or ordering the winding up or liquidation of its affairs, and any such decree or order shall be unstayed and in effect for a period of sixty (60) consecutive days and, on account of any such event, the Corporation shall liquidate, dissolve or wind up, or if the Corporation shall otherwise liquidate, dissolve or wind up, including, but not limited to, the sale or transfer of all or substantially all of the Corporation’s assets in one transaction or in a series of related transactions (a “Liquidation Event”), no distribution shall be made to the holders of any shares of capital stock of the Corporation (other than Senior Securities and Pari Passu Securities) upon liquidation, dissolution or winding up unless prior thereto the Holders of shares of Series B Preferred Stock shall have received the Liquidation Preference (as defined below) with respect to each share. If, upon the occurrence of a Liquidation Event, the assets and funds available for distribution among the Holders of the Series B Preferred Stock and Holders of Pari Passu Securities shall be insufficient to permit the payment to such holders of the preferential amounts payable thereon, then the entire assets and funds of the Corporation legally available for distribution to the Series B Preferred Stock and the Pari Passu Securities shall be distributed ratably among such shares in proportion to the ratio that the Liquidation Preference payable on each such share bears to the aggregate Liquidation Preference payable on all such shares.

On January 22, 2020, the Company issued 25,000 shares of Series B Convertible Preferred Stock to Bill Edmonds in satisfaction of $25,000 of the Company’s deferred compensation liability to Mr. Edmonds.

On June 3, 2020, the Company issued 6,000 shares of its Series B Convertible Preferred Stock to Bill Edmonds in satisfaction of $6,000 loans payable to Mr. Edmonds.

On July 11, 2021, the Company’s Board unanimously approved an Amendment to our Articles of Incorporation (the “Authorized Share Amendment”) increase the number of authorized shares of Preferred Stock of the Company from 2,000,000 to 5,000,000 with the Board maintaining the discretion of whether or not to implement the increase in authorized shares of Common and Preferred Stock. On July 11, 2021, the Majority Stockholders delivered an executed written consent in lieu of a special meeting (the “Stockholder Consent”) authorizing and approving the Authorized Share Amendment and the increase in authorized shares of Common and Preferred Stock.

At December 31, 2022 and December 31, 2021, there are 31,000 and 31,000 Series B shares issued and outstanding, respectively.

NOTE J- CAPITAL STOCK (continued)

Common Stock

Holders of the Company’s common stock are entitled to one vote for each share on all matters submitted to a stockholder vote. Holders of common stock do not have cumulative voting rights. A vote by the holders of a majority of the Company’s outstanding voting shares is required to effectuate certain fundamental corporate changes such as liquidation, merger or an amendment to the Company’s articles of incorporation.

Holders of the Company’s common stock are entitled to share in all dividends that the board of directors, in its discretion, declares from legally available funds. In the event of a liquidation, dissolution or winding up, each outstanding share entitles its holder to participate pro rata in all assets that remain after payment of liabilities and after providing for each class of stock, if any, having preference over the common stock. The Company’s common stock has no pre-emptive rights, no conversion rights and there are no redemption provisions applicable to the Company’s common stock.

On July 11, 2021, the Company’s Board unanimously approved an Amendment to our Articles of Incorporation (the “Authorized Share Amendment”) to increase the number of authorized shares of Common Stock of the Company from 250,000,000 to 500,000,000 and to increase the number of authorized shares of Preferred Stock of the Company from 2,000,000 to 5,000,000 with the Board maintaining the discretion of whether or not to implement the increase in authorized shares of Common and Preferred Stock. On July 11, 2021, the Majority Stockholders delivered an executed written consent in lieu of a special meeting (the “Stockholder Consent”) authorizing and approving the Authorized Share Amendment and the increase in authorized shares of Common and Preferred Stock.

On February 10, 2022, the Company’s Board unanimously approved an Amendment to our Articles of Incorporation (the “Authorized Share Amendment”) to increase the number of authorized shares of Common Stock of the Company from 500,000,000 to 1,000,000,000 with the Board maintaining the discretion of whether or not to implement the increase in authorized shares of Common and Preferred Stock. On February 10, 2022, the Majority Stockholders delivered an executed written consent in lieu of a special meeting (the “Stockholder Consent”) authorizing and approving the Authorized Share Amendment and the increase in authorized shares of Common Stock.

On September 17, 2022, the Company’s Board approved an increase in the number of authorized shares of common stock of the Company from 1,000,000,000 to 3,000,000,000.

2021 Stock Option Incentive Plan

On October 5, 2021, the Company filed a Registration Statement on Form S-8 registering 26,667 shares of common stock to be issued under the Company’s 2021 Stock Option Incentive Plan (the “2021 Plan”)(10,440 shares remaining as of December 31, 2022). To date, no warrants or options have been issued under shareholder approved plans.

NOTE J - CAPITAL STOCK (continued)

Preferred Stock Issuances

Effective November 30, 2022, the Company issued 21,000 shares of Series B Preferred Stock to Bill Edmonds (Chief Executive Officer of the Company) in satisfaction of $21,000 of a note payable to Bill Edmonds

Common Stock Issuances

For the fiscal years ended December 31, 2022 and 2021, the Company issued and/or sold the following securities:

2022

On January 3, 2022, the Company issued a noteholder 3,783 shares of common stock in satisfaction of $20,000 principal and $12,667 interest. The $24,071 excess of the $56,738 fair value of the 3,783 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 6, 2022, the Company issued a noteholder 6,047 shares of common stock in satisfaction of $50,794 principal. The $19,048 excess of the $69,841 fair value of the 6,047 shares over the $50,794 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 10, 2022, the Company issued a noteholder 3,810 shares of common stock in satisfaction of $30,000 principal. The $14,571 excess of the $44,571 fair value of the 3,810 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 11, 2022, the Company issued a noteholder 3,810 shares of common stock in satisfaction of $30,000 principal. The $14,571 excess of the $44,571 fair value of the 3,810 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 19, 2022, the Company issued 7,333 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to Bill Edmonds for services rendered on behalf of the Company.

On January 19, 2022, the Company issued 3,333 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to David Bradford for services rendered on behalf of the Company.

On January 19, 2022, the Company issued 3,333 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to Lloyd Spencer for services rendered on behalf of the Company.

On January 19, 2022, the Company issued 667 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to an employee as per the terms of his employment agreement.

On January 20, 2022, the Company issued 1,360 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to Lloyd Spencer as per the terms of his employment agreement.

On January 20, 2022, the Company issued 1,480 shares of common stock as compensation to a Consultant.

On January 20, 2022, the Company issued a noteholder 5,333 shares of common stock in satisfaction of $25,571 principal and $12,000 interest. The $15,229 excess of the $52,800 fair value of the 5,333 shares over the $25,571 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 31, 2022, the Company issued a noteholder 4,177 shares of common stock in satisfaction of $25,000 principal. The $9,461 excess of the $34,461 fair value of the 4,177 shares over the $25,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 1, 2022, the Company issued a noteholder 5,148 shares of common stock in satisfaction of $30,000 principal. The $14,788 excess of the $44,788 fair value of the 5,148 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

NOTE J - CAPITAL STOCK (continued)

On February 2, 2022, the Company issued a noteholder 5,442 shares of common stock in satisfaction of $30,000 principal. The $10,816 excess of the $40,816 fair value of the 5,442 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 2, 2022, the Company issued a noteholder 4,535 shares of common stock in satisfaction of $25,000 principal. The $9,014 excess of the $34,014 fair value of the 4,535 shares over the $25,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 4, 2022, the Company issued a noteholder 5,870 shares of common stock in satisfaction of $74,429 principal. The $30,404 difference of the $44,025 fair value of the 5,870 shares over the $74,429 liability reduction was credited to loss on conversion of debt in the three months ended March 31, 2022.

On February 10, 2022, the Company issued a noteholder 4,404 shares of common stock in satisfaction of $20,000 principal. The $8,406 excess of the $28,406 fair value of the 4,404 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 23, 2022, the Company issued a noteholder 6,723 shares of common stock in satisfaction of $30,000 principal. The $17,395 excess of the $47,395 fair value of the 6,723 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On March 18, 2022, the Company issued a noteholder 8,403 shares of common stock in satisfaction of $30,000 principal. The $16,639 excess of the $46,639 fair value of the 8,403 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On March 21, 2022, the Company issued a noteholder 5,602 shares of common stock in satisfaction of $20,000 principal. The $11,933 excess of the $31,933 fair value of the 5,602 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On March 24, 2022, the Company issued a noteholder 9,524 shares of common stock in satisfaction of $34,000 principal. The $14,571 excess of the $48,571 fair value of the 9,524 shares over the $34,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On March 24, 2022, the Company issued a noteholder 6,095 shares of common stock in satisfaction of $20,000 principal. The $11,086 excess of the $31,086 fair value of the 6,095 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended March 31, 2022.

On April 18, 2022, the Company issued a noteholder 6,194 shares of common stock in satisfaction of $20,000 principal. The $19,024 excess of the $39,024 fair value of the 6,194 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

On April 19, 2022, the Company issued a noteholder 10,280 shares of common stock in satisfaction of $34,000 principal. The $30,762 excess of the $64,762 fair value of the 10,280 shares over the $34,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

On April 25, 2022, the Company issued a noteholder 6,047 shares of common stock in satisfaction of $20,000 principal. The $10,839 excess of the $30,839 fair value of the 6,047 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

On April 27, 2022, the Company issued a consultant 2,892 shares of common stock for services rendered. The $13,446 fair value of the 2,892 shares was charged to professional and consulting fees in the three months ended June 30, 2022.

On April 28, 2022, the Company issued a noteholder 7,377 shares of common stock in satisfaction of $24,400 principal. The $9,904 excess of the $34,304 fair value of the 7,377 shares over the $24,400 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

NOTE J - CAPITAL STOCK (continued)

On April 29, 2022, the Company issued a noteholder 4,000 shares of common stock in satisfaction of $13,020 principal. The $6,180 excess of the $19,200 fair value of the 4,000 shares over the $13,020 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

On May 19, 2022, the Company issued a noteholder 4,4998 shares of common stock in satisfaction of $11,101 principal. The $6,445 excess of the $17,546 fair value of the 4,4998 shares over the $11,101 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2022.

On August 24, 2022, the Company issued a noteholder 7,619 shares of common stock in satisfaction of $14,000 principal. The $7,714 excess of the $21,714 fair value of the 7,619 shares over the $14,000 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2022.

On August 24, 2022, the Company issued a noteholder 5,013 shares of common stock in satisfaction of $10,000 principal. The $4,286 excess of the $14,286 fair value of the 5,013 shares over the $10,000 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2022.

On August 30, 2022, the Company issued a noteholder 9,217 shares of common stock in satisfaction of $15,000 principal. The $5,737 excess of the $20,737 fair value of the 9,217 shares over the $15,000 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2022.

On August 31, 2022, the Company issued a noteholder 14,132 shares of common stock in satisfaction of $23,000 principal. The $8,797 excess of the $31,797 fair value of the 14,132 shares over the $23,000 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2022.

On September 1, 2022, the Company issued a noteholder 9,524 shares of common stock in satisfaction of $15,000 principal. The $6,429 excess of the $21,429 fair value of the 9,524 shares over the $15,000 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2022.

On September 16, 2022, the Company issued a noteholder 15,250 shares of common stock in satisfaction of $20,000 principal. The $12,000 excess of the $32,000 fair value of the 15,250 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2022.

On September 16, 2022, the Company issued a noteholder 17,524 shares of common stock in satisfaction of $23,000 principal. The $13,800 excess of the $36,800 fair value of the 17,524 shares over the $23,000 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2022.

On October 10, 2022, the Company issued a noteholder 19,048 shares of common stock in satisfaction of $14,000 principal. The $17,429 excess of the $31,429 fair value of the 19,048 shares over the $14,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On October 11, 2022, the Company issued a noteholder 19,048 shares of common stock in satisfaction of $15,000 principal. The $10,714 excess of the $25,714 fair value of the 19,048 shares over the $15,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On October 13, 2022, the Company issued a noteholder 21,361 shares of common stock in satisfaction of $15,700 principal. The $13,137 excess of the $28,837 fair value of the 21,361 shares over the $15,700 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On October 18, 2022, the Company issued a noteholder 22,132 shares of common stock in satisfaction of $16,267 principal. The $10,291 excess of the $26,558 fair value of the 22,132 shares over the $16,267 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

NOTE J - CAPITAL STOCK (continued)

On October 19, 2022, the Company issued a noteholder 23,537 shares of common stock in satisfaction of $17,300 principal. The $7,414 excess of the $24,714 fair value of the 23,537 shares over the $17,300 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On November 21, 2022, the Company issued a noteholder 44,286 shares of common stock in satisfaction of $22,200 principal. The $37,890 excess of the $60,090 fair value of the 44,286 shares over the $22,200 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On November 21, 2022, the Company issued a noteholder 41,905 shares of common stock in satisfaction of $22,000 principal. The $34,571 excess of the $56,571 fair value of the 41,905 shares over the $22,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On November 28, 2022, the Company issued a noteholder 41,905 shares of common stock in satisfaction of $9,081.05 principal. The $2,450 excess of the $11,531 fair value of the 41,905 shares over the $9,081.05 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On December 6, 2022, the Company issued a noteholder 49,873 shares of common stock in satisfaction of $15,710 principal. The $14,214 excess of the $29,924 fair value of the 49,873 shares over the $15,710 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On December 6, 2022, the Company issued a noteholder 44,286 shares of common stock in satisfaction of $18,600 principal. The $7,971 excess of the $26,571 fair value of the 44,286 shares over the $18,600 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On December 19, 2022, the Company issued a noteholder 53,968 shares of common stock in satisfaction of $17,000 principal. The $7,286 excess of the $24,286 fair value of the 53,968 shares over the $17,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2022.

On October 28, 2022, the Company issued Bill Edmonds 133,333 shares of common stock in satisfaction of $100,000 of personal loans and other compensation.

On October 28, 2022, the Company issued David Bradford 133,333 shares of common stock in satisfaction of $100,000 of personal loans and other compensation.

On October 28, 2022, the Company issued Lloyd Spencer 131,829 shares of common stock in satisfaction of $98,872 of personal loans and other compensation.

2021

On December 31, 2021, the Company issued a noteholder 4,535 shares of common stock in satisfaction of $39,167 principal. The $28,860 excess of the $68,027 fair value of the 4,535 shares over the $39,167 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On December 15, 2021, the Company issued a noteholder 3,810 shares of common stock in satisfaction of $35,677 principal and $5,323 interest. The $19,000 excess of the $60,000 fair value of the 3,810 shares over the $41,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On December 8, 2021, the Company issued a noteholder 2,843 shares of common stock in satisfaction of $31,343 interest. The $17,697 excess of the $49,041 fair value of the 2,843 shares over the $31,343 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On December 8, 2021, the Company issued a noteholder 1,633 shares of common stock in satisfaction of $18,000 interest. The $10,163 excess of the $28,163 fair value of the 1,633 shares over the $18,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

NOTE J - CAPITAL STOCK (continued)

On November 30, 2021, the Company issued a noteholder 1,388 shares of common stock in satisfaction of $18,000 interest. The $7,610 excess of the $25,610 fair value of the 1,388 shares over the $18,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On November 15, 2021, the Company issued a noteholder 2,000 shares of common stock in satisfaction of $30,000 interest. The $27,000 excess of the $57,000 fair value of the 2,000 shares over the $30,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On November 15, 2021, the Company issued a noteholder 1,200 shares of common stock in satisfaction of $18,000 interest. The $16,200 excess of the $34,200 fair value of the 1,200 shares over the $18,000 liability reduction was charged to loss on conversion of debt in the three months ended December 31, 2021.

On October 19, 2021, the Company issued 1,333 shares of common stock as per the terms of the Securities Purchase Agreement with Jeremy Lyell.

On October 15, 2021, the Company issued a total of 200 shares of common stock to three employees (67 shares each) for services rendered.

On October 14, 2021, the Company issued 1,533 shares of common stock each to two Investors as per the terms of the Note Purchase Agreement entered into by the Company on the same date.

On October 6, 2021, the Company issued Bill Edmonds, the Company’s Chief Financial Officer, 1,333 shares of common stock in satisfaction for services rendered on behalf of the Company. The $48,000 fair value of the 1,333 shares at October 6, 2021 was charged to officers and directors compensation in the three months ended December 31, 2021.

On October 6, 2021, the Company issued David Bradford, the Company’s Chief Operating Officer, 4,000 shares of common stock in satisfaction for services rendered on behalf of the Company. The $144,000 fair value of the 4,000 shares at October 6, 2021 was charged to officers and directors compensation in the three months ended December 31, 2021.

On October 6, 2021, the Company issued Lloyd Spencer, the Company’s then Chief Executive Officer, 1,333 shares of common stock in satisfaction for services rendered on behalf of the Company. The $48,000 fair value of the 1,333 shares at October 6, 2021 was charged to officers and directors compensation in the three months ended December 31, 2021.

On October 5, 2021, the Company issued Lloyd Spencer, the Company’s then Chief Executive Officer, 2,667 shares of common stock under the Company’s 2021 Stock Option Incentive Plan . The $98,000 fair value of the 2,667 shares at October 5, 2021 was charged to officers and directors compensation in the three months ended December 31, 2021.

On September 21, 2021, the Company issued a warrant holder 3,008 shares of common stock as a cashless exercise of a warrant.

On July 9, 2021, the Company issued 5,215 shares of common stock in satisfaction of $41,000 principal and $3,062 interest. The $114,748 excess of the $158,810 fair value of the 5,215 shares over the $44,062 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2021.

On July 8, 2021, the Company issued 667 shares of common stock in satisfaction of the Commitment Shares to a noteholder as per the terms of the Securities Purchase Agreement.

On July 2, 2021, the Company issued 3,087 shares of common stock in satisfaction of $35,340 principal and $774 interest. The $72,690 excess of the $108,804 fair value of the 3,087 shares over the $36,114 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2021.

NOTE J - CAPITAL STOCK (continued)

On July 2, 2021, the Company issued 2,896 shares of common stock in satisfaction of $33,888 principal. The $68,210 excess of the $102,098 fair value of the 2,896 shares over the $33,888 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2021.

On July 1, 2021, the Company issued 5,534 shares of common stock in satisfaction of $64,554 principal and $189 interest. The $98,774 excess of the $163,517 fair value of the 5,534 shares over the $64,743 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2021.

On June 24, 2021, the Company issued 9,800 shares of common stock in satisfaction of $114,660 principal. The $120,540 excess of the $235,200 fair value of the 9,800 shares over the $114,660 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On June 24, 2021, the Company issued 4,817 shares of common stock in satisfaction of $51,369 principal and $658 interest. The $63,589 excess of the $115,616 fair value of the 4,817 shares over the $52,027 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On May 12, 2021, the Company issued 4,000 shares of common stock in satisfaction of $60,000 principal. The $123,600 excess of the $183,600 fair value of the 4,000 shares over the $60,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On May 12, 2021, the Company issued 2,667 shares of common stock in satisfaction of $40,000 principal. The $83,600 excess of the $123,600 fair value of the 2,667 shares over the $40,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On May 12, 2021, the Company issued 1,667 shares of common stock in satisfaction of $25,000 principal. The $51,500 excess of the $76,500 fair value of the 1,667 shares over the $25,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On March 19, 2021, the Company issued 500 restricted shares of its common stock to a consultant for services rendered.

On February 17, 2021, the Company issued Lloyd Spencer (Company CEO) 1,078 restricted shares of its common stock (certain shares vested from August 2020 to December 2020 pursuant to the Employment Agreement dated December 4, 2019 and 511 shares vested in 2020 pursuant to the Board of Directors Services Agreement dated January 9, 2020).

On February 17, 2021, the Company issued Bill Edmonds (Company CFO) 511 restricted shares of its common stock which vested in 2020 pursuant to the Board of Directors Services Agreement dated January 9, 2020.

On February 16, 2021, the Company issued 1,333 shares of its common stock to the Seller of the AmWaste assets as per the terms of the Asset Purchase Agreement.

NOTE J - CAPITAL STOCK (continued)

Warrants and options

A summary of warrants and options activity follows:

	Shares Equivalent
	Options	Warrants	Total
Balance, December 31, 2020	-	53	53
Warrants expired on February 19, 2021	-	(20)	(20)
Warrants expired on March 16, 2021	-	(33)	(33)
Warrant issued on July 2, 2021 (i)	-	3,333	3,333
Cashless exercise of warrant on September 21, 2021	-	(3,333)	(3,333)
Two warrants issued on October 14, 2021 (ii)	-	88,889	88,889
Balance, December 31, 2021	-	88,889	88,889
2022 Option/Warrant Activity	-	-	-
Balance, December 31, 2022	-	88,889	88,889

(i)	On July 2, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with Labrys Fund, LP (“Labrys”). As part and parcel of the foregoing transaction, Labrys was issued a warrant granting the holder the right to purchase up to 3,333 shares of the Company’s common stock at an exercise price of $30.00 for a term of 5-years. On September 21, 2021, the Company issued Labrys 4,512,497 shares of common stock as a cashless exercise of the warrant.

(ii)	On October 14, 2021, the Company (the “Borrower”) entered into a Note Purchase Agreement (“NPA”) with each of BHP Capital NY Inc. and Quick Capital, LLC (together, the “Investors”). As part and parcel of the foregoing transaction, each of the Investors was issued 1,533 shares of common stock as Commitment shares and a warrant (the “Warrant”) granting the holder the right to purchase up to 44,444 shares of the Company’s common stock at an exercise price of $22.50 for a term of 5-years. The Company agreed to file an initial registration statement on Form S-1 covering the maximum number of registrable securities within 14 days of the execution of the NPA. The Registration Statement on Form S-1 was filed with the Securities and Exchange Commission on October 28, 2021 and declared effective on November 10, 2021. The transaction closed on October 19, 2021.

The following table summarizes information about warrants outstanding as of December 31, 2022:

Number Outstanding
At December 31, 2022	Exercise Price	Expiration Date

88,889	$22.50	October 14, 2026
88,889